Shareholder Report, Holdings (Details) - ANFIELD UNIVERSAL FIXED INCOME ETF	Jul. 31, 2026
Financials
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.90%
United States Treasury Bill 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Electricite de France SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
United States Treasury Bill 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Nissan Motor Acceptance Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.40%
Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
US Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)